Organization and Principal Activities	6 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

WORK Medical Technology Group LTD (the “Company,” “Work Cayman,” or “WORK”) was incorporated under the law of the Cayman Islands on March 1, 2022 as an exempted company with limited liability. The Company, together with its subsidiaries (collectively, the “Group”), is engaged in manufacturing and selling medical consumables through its subsidiaries in the People’s Republic of China (the “PRC” or “China”). The Company’s shares began trading on the Nasdaq Capital Market under the ticker symbol “WOK” on August 23, 2024. On August 26, 2024, the Company completed its initial public offering of 2,000,000 ordinary shares at a price of $4.00 per share (the “IPO”). On August 28, 2024, the underwriter for the IPO exercised its over-allotment option, in part, to purchase an additional 91,942 ordinary shares at a price of $4.00.

History of the Group and Reorganization

The Company conducts its operations through its PRC subsidiary Hangzhou Shanyou Medical Equipment Co., Ltd. (“Hangzhou Shanyou”) and its subsidiaries.

In preparation for its IPO, the Group completed a reorganization on May 6, 2022 (the “Reorganization”), which involved the following steps:

●	on November 10, 2021, Work (Hangzhou) Medical Treatment Technology Co., Ltd. (“Work Hangzhou”) was established by Baiming Yu and his spouse, Liwei Zhang, who were the ultimate shareholders of Work Hangzhou;

●	on January 17, 2022, Hangzhou Shanyou newly issued 95% of equity interest to Work Hangzhou. The remaining shareholders of Hangzhou Shanyou are Baiming Yu, with 3.35% of equity interest, and Liwei Zhang, with 1.65% of equity interest;

●	on March 1, 2022, Work Cayman was incorporated and (indirectly) issued ordinary shares at par value $1.00 per share to certain founding shareholders. Baiming Yu (“LWY GROUP LTD”) and Liwei Zhang (“ZLW GROUP LTD”), who, following transfer of the initial one subscriber share from Tricor Services (Cayman Islands) Limited to LWY GROUP LTD, indirectly held a 50% and 5% equity interest of Work Cayman, respectively. Certain third parties, as strategic investors, acquired 45% equity shares of the PRC subsidiaries at fair value from Baiming Yu and Liwei Zhang. In exchange, Work Cayman issued the remainder of its 45% ordinary shares at par value $1.00 per share to these strategic investors on the day of its incorporation.

●	on March 15, 2022, Work Medical Technology Group Limited (“Work BVI”) was incorporated in the British Virgin Islands as a wholly owned subsidiary of the Company;

●	on April 19, 2022, Work Medical Technology Group (China) Limited (“Work Medical Technology” or “Work HK”) was incorporated in Hong Kong as a wholly owned subsidiary of Work BVI;

●	on April 28, 2022, Work Age (Hangzhou) Medical Treatment Technology Co., Ltd. (“WFOE” or “Work Age”) was established as a wholly owned subsidiary of Work HK in the PRC; and

●	on May 6, 2022, WFOE acquired 100% equity interest of Work Hangzhou.

On February 21, 2022, Hangzhou Shanyou entered into a share purchase agreement to purchase 60% equity shares of Hangzhou Hanshi Medical Equipment Co., Ltd. (“Hangzhou Hanshi”) from Baiming Yu. Since both Hangzhou Shanyou and Hangzhou Hanshi are under the common control immediately before and after the merger, this transaction was accounted for as a common control merger using merger accounting as if the Reorganization had been consummated at the beginning of the earliest period presented, and no gain or loss was recognized. All the assets and liabilities of Hangzhou Hanshi are recorded at carrying value.

Immediately before and after share issuances and transfer of Work Cayman, Work Hangzhou acquired Hangzhou Shanyou, and WFOE acquired Work Hangzhou. The ultimate shareholders in these entities, who are Baiming Yu and his spouse, Liwei Zhang, did not change. Accordingly, the Reorganization has been treated as a corporate restructuring of entities under common control. Thus, the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, and the entities are presented on a combined basis for all periods to which such entities were under common control.

The unaudited condensed consolidated financial statements reflect the activities of the Group and each of the following entities:

Name	Date of incorporation/acquisition	Place of incorporation	Percentage of effective ownership	Principal activities
Subsidiaries
Work BVI	March 15, 2022	British Virgin Islands (“BVI”)	100% owned by Work Cayman	Investment holding
Work Medical Technology	April 19, 2022	Hong Kong	100% owned by Work BVI	Investment holding
Work RWA TECH LIMITED	September 2, 2025	Hong Kong	100% owned by Work Medical Technology	Investment holding
WFOE	April 28, 2022	PRC	100% owned by Work Medical Technology	Investment holding
Work Hangzhou	November 10, 2021	PRC	100% owned by Work Age	Investment holding
Hangzhou Shanyou	April 29, 2002	PRC	95% owned by Work Hangzhou	Produce and sale of medical consumables
Hangzhou Hanshi	July 22, 2019	PRC	60% owned by Hangzhou Shanyou	Sale of medical consumables
Shanghai Saitumofei Medical Treatment Technology Co., Ltd. (“Shanghai Saitumofei”)*	July 27, 2022	PRC	57.5317% owned by Work Hangzhou	Sale of medical consumable
Hunan Saitumofei Medical Treatment Technology Co., Ltd (“Hunan Saitumofei”)	July 27, 2022	PRC	100% owned by Shanghai Saitumofei	Sale of medical consumables
Hangzhou Woli Medical Treatment Technology Co., Ltd (“Hangzhou Woli”)	July 22, 2022	PRC	100% owned by Work Hangzhou	Sale of medical consumables
Hangzhou Youshunhe Technology Co., Ltd. (“Hangzhou Youshunhe”)	February 27, 2023	PRC	51% owned by Hangzhou Shanyou	Sale of medical consumables
Huangshan Saitumofei Medical Treatment Technology Co., Ltd.	April 30, 2024	PRC	100% owned by Shanghai Saitumofei	Research and development

*	On July 27, 2022, Work Hangzhou acquired 51% of the shares of Shanghai Saitumofei for a cash consideration of RMB100,000. Since then, Shanghai Saitumofei has become a subsidiary of the Group.

On May 24, 2024, Work Hangzhou and the other original shareholders of Shanghai Saitumofei (collectively, the “Original Shareholders”) entered into a Capital Injection Agreement with Tunxi District Huangshan City Leading Industry Incubation Fund Ltd. (“Huangshan Fund”). According to the agreement, Huangshan Fund agreed to invest RMB20 million in cash to obtain 13.33% newly issued shares of Shanghai Saitumofei. Following the capital investment by Huangshan Fund, the Group’s ownership interest in Shanghai Saitumofei was diluted to 44.2017%. However, on May 24, 2024, the Original Shareholders entered into a concerted action agreement (the “Concerted Action Agreement”), to ensure that the Group retains majority voting rights (collectively 86.67%) in Shanghai Saitumofei. Under the Concerted Action Agreement, if the Original Shareholders cannot reach a consensus, Work Hangzhou’s opinion shall prevail. The Concerted Action Agreement has no fixed term and is irrevocable unless all parties consent unanimously. As a result, the Group is still required to consolidate Shanghai Saitumofei in the reporting entity in the scope of ASC 810 Consolidation.

On February 3, 2026, Work Hangzhou acquired 13.33% shares of Shanghai Saitumofei owned by Huangshan Fund at a consideration of RMB 22.2 million ($3.22 million).